Schedule of reconciliation of fair value measurement of the contingent consideration liability (Details) - Air travel bureau limited [member] - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
IfrsStatementLineItems [Line Items]
Contingent liabilities recognised in business combination at beginning of year		₨ 800,000	₨ 1,190,009	₨ 904,727
Liability arising on business combination					610,383
Unrealized fair value changes recognized in profit or loss			(390,009)	485,282	294,344
Advance Paid				200,000
Final payment	[1]	(800,000)
Contingent liabilities recognised in business combination at end of year			₨ 800,000	₨ 1,190,009	₨ 904,727

[1]	Contingent consideration paid of INR 800,000 is presented in Statement of Cash flows as follow: